Note 18 - Earnings (Loss) Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
BASIC LOSS PER SHARE
Loss from continuing operations available to shareholders		$ (269,971)	$ (64,028)
Dividend to preferred shareholders - net of tax		2,450	2,343
Loss from continuing operations available to shareholders - net		$ (272,421)	$ (66,371)
Basic weighted average shares outstanding (in shares)		149,846,539	148,472,715
Basic loss per share from continuing operations available to shareholders (in CAD per share)		$ (1.82)	$ (0.45)
Basic loss per share available to shareholders (in CAD per share)		$ (1.85)	$ (0.29)
DILUTED LOSS PER SHARE
Loss from continuing operations available to shareholders		$ (272,421)	$ (66,371)
Increase (decrease) through conversion of convertible instruments, equity		$ (272,421)	$ (66,371)
Basic weighted average shares outstanding (in shares)		149,846,539	148,472,715
Restricted share and performance bonus grants (in shares)	[1]	3,123,247	3,034,501
Deferred share grants (in shares)	[1]	184,546	115,184
Convertible debentures (in shares)	[1]	30,662,288	44,438,208
Shares outstanding on a diluted basis (in shares)		183,816,620	196,060,608
Diluted loss from continuing operations per share available to shareholders (in CAD per share)		$ (1.82)	$ (0.45)
Diluted loss per share available to shareholders (in CAD per share)		$ (1.85)	$ (0.29)

[1]	The assumed conversion into shares results in an anti-dilutive position; therefore, these items have not been included in the computation of diluted loss per share. The potentially dilutive instruments are the convertible features on the 6.5% convertible bonds, 6.75% $160M convertible debentures and 6.75% $100M convertible debentures as well as the stock options and share grants.